Business Combination and Other Transaction (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 04, 2021	Nov. 03, 2021	Nov. 02, 2021	Dec. 31, 2021
Business Combination and Other Transaction (Details) [Line Items]
Service periods, decription				Out of which $315 thousand was allocated to the purchase consideration and $970 thousand was allocated to future services and continued employment and shall be expensed over remaining service periods of up to 4 years.
Total consideration	$ 315
Purchase consideration	$ 970
Amounts of revenues				$ 270
Net loss				4,157
Nanox AI Ltd [Member]
Business Combination and Other Transaction (Details) [Line Items]
Ordinary shares issued (in Shares)	3,249,142
Employee options and restricted stock units (in Shares)	70,211
Estimated fair value	$ 88,510
Outstanding shares per share (in Dollars per share)	$ 26.57
Deferred closing consideration	$ 3,333
Additional consideration	$ 77,700
Maximum aggregate amount				$ 77,700
Fair value percentage				19.00%
Description of net assets				The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to technology of $27,316 thousand which will be expensed over remaining service periods of 10 years, Image Big Data of $52,500 thousand which will be expensed over remaining service periods of 10 years, and goodwill of $51,243 thousand, which is primarily attributed to the expected synergies from combining the operations of Zebra’s AI solutions with the Company tomographic imaging systems. As such, the goodwill will be assigned to the operational segment of AI solutions.
Acquisition date				1 year
Nanox AI Ltd [Member] | Business Acquisition [Member]
Business Combination and Other Transaction (Details) [Line Items]
General and administration expenses				$ 310
USARAD Holding Inc. [Member]
Business Combination and Other Transaction (Details) [Line Items]
Total consideration			$ 18,647
Maximum aggregate amount				$ 8,500
Acquisition date				1 year
Acquisition of shares percentage			100.00%
Purchase of shares percentage			100.00%
Cash			$ 7,147
Ordinary shares (in Shares)			496,545
Estimated fair value			$ 11,500
Other operational performance-based earnouts over			2 years
Additional cash consideration			$ 2,000
Stock consideration			$ 6,500
Revenues				$ 1,034
Net loss				$ 358
Settled in cash percentage				23.52%
Issuance of ordinary share percentage				76.47%
Additional payment				$ 144
Intangible asset, description				The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to retained radiologists of $17,770 thousand, customers’ relationship of $1,322 thousand, trademark of $2,095 thousand and goodwill of $7,055 thousand. As such, the goodwill will be assigned to the operational segment of radiology services. The intangible asset relates to retained radiologists has a useful-life of 11.17 years, the intangible asset relates to customers’ relationship has a useful-life of 6.17 years and the intangible asset relates to the trademark has a useful-life of 12.17 years.
Fair value of contingent consideration liabilities				21.90%
Interest accrues rate				1.00%
Loan term				5 years
USARAD Holding Inc. [Member] | PPP Loan [Member]
Business Combination and Other Transaction (Details) [Line Items]
Principal amount of the PPP Loan				$ 144
USARAD Holding Inc. [Member] | Business Acquisition [Member]
Business Combination and Other Transaction (Details) [Line Items]
General and administration expenses				$ 198
MDWEB LLC [Member]
Business Combination and Other Transaction (Details) [Line Items]
Assets acquisition, description		the Company issued 64,715 of its ordinary shares to MDWEB with an estimated fair value of $1,500 thousand. In addition, upon the successful achievement of certain milestones related to technical integration of MDW platform with Nanox Cloud and achieving certain other operational targets, the Company will pay additional stock consideration in the amount of up to $1,500 thousand at a per share value determined by the average closing price of the 30 trading days ending on the applicable milestone’s achievement date. In addition, upon the successful achievement of certain milestones and other operational performance-based earnouts over 2 years, the Company will pay stock consideration in the amount of up to $1,500 thousand at a per share value determined by the average closing price of : (i) closing price of the 30 trading days ending on the applicable milestone’s achievement date: and (ii) the volume weighted average closing share price of the 30 trading days prior to the closing date.
Intangible assets on straight-line basis over expected useful life				48 months